Other financial assets	12 Months Ended
Dec. 31, 2022
Other financial assets.
Other financial assets

7. Other financial assets

Other financial assets as of December 31, 2022 amounted to EUR 4,487k (2021: EUR 4,647k) mainly include deposits held by third parties in amount of EUR 1,936k (2021: EUR 1,936k) and other receivables in the amount of EUR 2,551k (2021: EUR 2,711k).